Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal	$ 1,397,872	$ 731,772	$ 1,487,108
State	239,772	21,902	210,840
Deferred:
Federal	(209,917)	1,372,228	345,392
State	32,889	330,098	51,660
Provision for income taxes	1,460,616	2,456,000	2,095,000
Reconciliation of the federal statutory rate to the effective income tax rate
Federal statutory income tax rate	34.00%	34.00%	34.00%
State tax, net of federal benefit	3.00%	3.00%	2.00%
Tax exempt investment income	(9.00%)	(7.00%)	(7.00%)
Earnings from bank owned life insurance	(6.00%)	(2.00%)	(2.00%)
Other	0.00%	1.00%	0.00%
Effective tax rate expense	22.00%	29.00%	27.00%
Components of deferred income taxes included in other assets in the statements of condition
Allowance for loan losses	1,283,000	1,191,000
Deferred compensation	295,000	282,000
Investment security charges/adjustments	2,519,000	3,267,000
Pension benefits	244,000	82,000
Purchase accounting adjustments	48,000	17,000
Unrealized losses on securities available-for-sale	0	671,000
Start up costs	183,000	140,000
Unrealized losses on securities held-to-maturity	1,412,000	1,720,000
AMT credit	0	19,000
Accrued bonus	412,000	145,000
Stock compensation	232,000	183,000
subtotal deferred tax assets	6,628,000	7,717,000
Depreciation	(762,000)	(702,000)
Mortgage related fees	(378,000)	(392,000)
Intangible amortization	(1,129,000)	(1,076,000)
Prepaid expenses	(122,000)	(129,000)
Other	(237,000)	(35,000)
Unrealized gains on securities available-for-sale	(289,000)	0
subtotal deferred tax liability	(2,917,000)	(2,334,000)
Total deferred income tax asset, net	$ 3,711,000	$ 5,383,000